LEASE - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 1,017
2022	20
Total	1,037
Less: imputed interest	(32)
Present value of lease liabilities	$ 1,005	$ 1,437